ENVIRONMENTAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ENVIRONMENTAL LIABILITIES
Schedule of provision for environmental liabilities

	2025	2024
Provision for environmental liabilities	620,665	659,082
Current	382,800	245,429
Non-current	237,865	413,653